Schedule of Investments (unaudited)
February 28, 2023
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
TransDigm Group, Inc.	97,976	$ 72,881,407
Automobiles — 2.9%
Tesla, Inc.(a)	389,429	80,109,440
Capital Markets — 5.0%
Blackstone, Inc., Class A, NVS	414,813	37,665,020
MSCI, Inc., Class A	87,185	45,523,648
S&P Global, Inc.	170,787	58,272,525
		141,461,193
Chemicals — 1.2%
Sherwin-Williams Co.	146,498	32,427,332
Commercial Services & Supplies — 2.2%
Cintas Corp.	75,502	33,105,362
Waste Connections, Inc.	214,610	28,740,571
		61,845,933
Entertainment — 1.5%
Netflix, Inc.(a)	131,183	42,257,980
Health Care Equipment & Supplies — 4.8%
Boston Scientific Corp.(a)	870,701	40,679,151
IDEXX Laboratories, Inc.(a)	95,624	45,253,102
Intuitive Surgical, Inc.(a)	213,989	49,086,936
		135,019,189
Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc.	177,525	84,491,249
Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc.(a)	24,336	36,286,923
Evolution AB(b)	479,281	57,833,274
		94,120,197
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A(a)	1,381,968	124,460,038
Match Group, Inc.(a)	1,142,689	47,330,178
		171,790,216
Internet & Direct Marketing Retail — 7.1%
Amazon.com, Inc.(a)	2,111,265	198,944,501
IT Services — 8.0%
Adyen NV(a)(b)	12,722	18,032,546
Mastercard, Inc., Class A	201,581	71,619,713
MongoDB, Inc.(a)	25,148	5,269,009
Visa, Inc., Class A	593,265	130,482,704
		225,403,972
Life Sciences Tools & Services — 4.7%
Danaher Corp.	243,383	60,244,594
Lonza Group AG, Registered Shares	57,208	34,075,471
Thermo Fisher Scientific, Inc.	69,101	37,436,158
		131,756,223
Oil, Gas & Consumable Fuels — 1.6%
Cheniere Energy, Inc.	226,017	35,561,515
EQT Corp.	272,937	9,056,049
		44,617,564
Pharmaceuticals — 3.0%
AstraZeneca PLC, ADR	562,513	36,664,597
Zoetis, Inc., Class A	287,440	48,002,480
		84,667,077
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 11.2%
Advanced Micro Devices, Inc.(a)	705,585	$ 55,444,869
ASML Holding NV, Registered Shares	149,777	92,521,746
KLA Corp.	146,225	55,474,841
NVIDIA Corp.	471,793	109,531,463
		312,972,919
Software — 17.2%
BILL Holdings, Inc.(a)	117,461	9,940,725
Cadence Design Systems, Inc.(a)	293,634	56,653,744
Intuit, Inc.	278,116	113,243,273
Microsoft Corp.	931,296	232,283,848
Palo Alto Networks, Inc.(a)	77,287	14,558,552
ServiceNow, Inc.(a)	127,596	55,143,163
		481,823,305
Specialty Retail — 0.6%
Ross Stores, Inc.	141,075	15,594,431
Technology Hardware, Storage & Peripherals — 8.6%
Apple Inc.	1,631,312	240,471,702
Textiles, Apparel & Luxury Goods — 4.2%
LVMH Moet Hennessy Louis Vuitton SE	64,305	53,458,498
Nike, Inc., Class B	553,612	65,763,569
		119,222,067
Total Common Stocks — 98.9% (Cost: $1,816,275,920)		2,771,877,897
Preferred Securities
Preferred Stocks — 1.0%
IT Services — 1.0%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $19,426,516)(a)(c)(d)	177,291	27,956,639
Total Long-Term Investments — 99.9% (Cost: $1,835,702,436)		2,799,834,536
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(e)(f)	5,341,814	5,341,814
Total Short-Term Securities — 0.2% (Cost: $5,341,814)		5,341,814
Total Investments — 100.1% (Cost: $1,841,044,250)		2,805,176,350
Liabilities in Excess of Other Assets — (0.1)%		(2,644,656)
Net Assets — 100.0%		$ 2,802,531,694
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $27,956,639, representing 1.0% of its net assets as of period end, and an original cost of $19,426,516.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 95,737,315	$ —	$ (90,395,501)(a)	$ —	$ —	$ 5,341,814	5,341,814	$ 758,876	$ —
SL Liquidity Series, LLC, Money Market Series(b)	11,761,599	—	(11,767,619)(a)	8,178	(2,158)	—	—	41,386(c)	—
				$ 8,178	$ (2,158)	$ 5,341,814		$ 800,262	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Capital Appreciation Fund, Inc.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 72,881,407	$ —	$ —	$ 72,881,407
Automobiles	80,109,440	—	—	80,109,440
Capital Markets	141,461,193	—	—	141,461,193
Chemicals	32,427,332	—	—	32,427,332
Commercial Services & Supplies	61,845,933	—	—	61,845,933
Entertainment	42,257,980	—	—	42,257,980
Health Care Equipment & Supplies	135,019,189	—	—	135,019,189
Health Care Providers & Services	84,491,249	—	—	84,491,249
Hotels, Restaurants & Leisure	36,286,923	57,833,274	—	94,120,197
Interactive Media & Services	171,790,216	—	—	171,790,216
Internet & Direct Marketing Retail	198,944,501	—	—	198,944,501
IT Services	207,371,426	18,032,546	—	225,403,972
Life Sciences Tools & Services	97,680,752	34,075,471	—	131,756,223
Oil, Gas & Consumable Fuels	44,617,564	—	—	44,617,564
Pharmaceuticals	84,667,077	—	—	84,667,077
Semiconductors & Semiconductor Equipment	312,972,919	—	—	312,972,919
Software	481,823,305	—	—	481,823,305
Specialty Retail	15,594,431	—	—	15,594,431
Technology Hardware, Storage & Peripherals	240,471,702	—	—	240,471,702
Textiles, Apparel & Luxury Goods	65,763,569	53,458,498	—	119,222,067
Preferred Securities	—	—	27,956,639	27,956,639
Short-Term Securities
Money Market Funds	5,341,814	—	—	5,341,814
	$ 2,613,819,922	$ 163,399,789	$ 27,956,639	$ 2,805,176,350

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Capital Appreciation Fund, Inc.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Stocks
Assets
Opening Balance, as of May 31, 2022	$ 30,407,105
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	340,051
Net change in unrealized appreciation (depreciation)(a)	(1,747,000)
Purchases	—
Sales	(1,043,517)
Closing Balance, as of February 28, 2023	$ 27,956,639
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023(a)	$ (1,747,000)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$ 27,956,639	Market	Revenue Multiple Recent Transactions	3.15x - 3.65x (b)	3.40x —

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	For the period end February 28, 2023, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.
Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
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